Revenue - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 685,247	$ 589,070	$ 1,231,265	$ 1,041,297
Contract liabilities	119,909		119,909		$ 96,469
Revenue | Unrelated Customer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 155,820		$ 271,246
Concentration risk, percentage	23.00%		22.00%
Sales generated obligation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	$ 18,930		$ 18,930		$ 13,069
Deferred Revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	$ 100,979		$ 100,979